Eaton Vance
Emerging Markets Local Income Fund
July 31, 2023 (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests  its assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2023, the value of the Fund’s investment in the Portfolio was $1,050,952,270 and the Fund owned 85.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Emerging Markets Local Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited)

Foreign Corporate Bonds — 2.2%
Security	Principal Amount (000's omitted)		Value
Brazil — 0.7%
Simpar Finance S.a.r.l., 10.75%, 2/12/28(1)	BRL	53,195	$ 8,661,940
			$ 8,661,940
Colombia — 0.3%
Patrimonio Autonomo Union del Sur, 6.66%, 2/28/41(2)	COP	18,185,000	$ 3,791,441
			$ 3,791,441
Mexico — 0.0%(3)
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	10,630	$ 592,760
			$ 592,760
Peru — 1.0%
Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$ 6,765,025
Telefonica del Peru SAA, 7.375%, 4/10/27(2)	PEN	24,500	5,240,580
			$ 12,005,605
Uzbekistan — 0.2%
International Finance Corp., 16.00%, 2/21/25	UZS	27,000,000	$ 2,333,304
			$ 2,333,304
Total Foreign Corporate Bonds (identified cost $33,018,021)			$ 27,385,050

Loan Participation Notes — 2.2%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 2.2%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(1)(4)(5)	UZS	159,404,590	$ 13,798,911
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank "Asaka"), 18.70%, 7/21/26(1)(4)(5)	UZS	168,226,770	13,809,939
Total Loan Participation Notes (identified cost $18,316,579)			$ 27,608,850

Sovereign Government Bonds — 75.6%
Security	Principal Amount (000's omitted)		Value
Armenia — 2.3%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	5,828	$ 5,896,275
Republic of Armenia Treasury Bond:
8.00%, 10/29/31	AMD	599,106	1,336,725
9.00%, 4/29/26	AMD	629,900	1,567,630
9.25%, 4/29/28	AMD	468,140	1,149,460
9.60%, 10/29/33	AMD	5,891,934	14,410,854
9.75%, 10/29/50	AMD	719,503	1,757,301
9.75%, 10/29/52	AMD	781,610	1,905,345
			$ 28,023,590
Azerbaijan — 0.3%
Republic of Azerbaijan, 4.75%, 3/18/24(1)	USD	3,142	$ 3,110,297
			$ 3,110,297
Bahrain — 0.2%
CBB International Sukuk Programme Co. WLL, 6.25%, 11/14/24(1)	USD	2,624	$ 2,627,482
			$ 2,627,482
Benin — 0.0%(3)
Benin Government International Bond, 5.75%, 3/26/26(1)	EUR	316	$ 343,360
			$ 343,360
Bosnia and Herzegovina — 0.1%
Republic of Srpska:
1.50%, 6/30/23	BAM	32	$ 18,265
1.50%, 10/30/23	BAM	88	49,493
1.50%, 12/15/23	BAM	5	2,683
1.50%, 5/31/25	BAM	1,112	617,149
1.50%, 6/9/25	BAM	107	59,528
1.50%, 12/24/25	BAM	174	97,117
1.50%, 9/25/26	BAM	145	81,254
1.50%, 9/26/27	BAM	55	30,249
			$ 955,738
Brazil — 0.4%
Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	$ 4,724,044
			$ 4,724,044

Emerging Markets Local Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Chile — 0.9%
Bonos de la Tesoreria de la Republica en pesos, 5.30%, 11/1/37(1)(2)	CLP	9,955,000	$ 11,752,708
			$ 11,752,708
Colombia — 0.3%
Republic of Colombia, 4.00%, 2/26/24	USD	3,429	$ 3,386,168
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	908,905
			$ 4,295,073
Czech Republic — 3.1%
Czech Republic Government Bond:
0.95%, 5/15/30(1)	CZK	140,000	$ 5,256,224
2.00%, 10/13/33	CZK	308,750	11,832,559
2.50%, 8/25/28(1)	CZK	509,740	21,614,591
			$ 38,703,374
Dominican Republic — 4.5%
Dominican Republic:
8.00%, 1/15/27(1)	DOP	111,360	$ 1,863,570
8.00%, 2/12/27(1)	DOP	568,540	9,533,677
12.00%, 8/8/25(2)	DOP	641,880	11,786,899
12.75%, 9/23/29(2)	DOP	377,800	7,783,864
13.00%, 6/10/34(1)	DOP	35,400	778,738
13.625%, 2/3/33(2)	DOP	467,800	10,308,898
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(1)	DOP	36,140	600,200
12.00%, 10/3/25(2)	DOP	221,270	4,067,540
13.00%, 12/5/25(2)	DOP	383,340	7,271,467
13.00%, 1/30/26(2)	DOP	105,090	2,002,558
			$ 55,997,411
El Salvador — 0.0%(3)
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	544	$ 498,377
			$ 498,377
Honduras — 0.1%
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	1,109	$ 1,105,396
			$ 1,105,396
Hungary — 1.8%
Hungary Government Bond:
2.25%, 4/20/33	HUF	1,715,000	$ 3,278,986
3.00%, 4/25/41	HUF	4,910,850	8,093,289
Security	Principal Amount (000's omitted)		Value
Hungary (continued)
Hungary Government Bond: (continued)
3.25%, 10/22/31	HUF	2,700,000	$ 5,893,197
4.00%, 4/28/51	HUF	524,540	907,378
4.75%, 11/24/32	HUF	1,572,100	3,715,172
			$ 21,888,022
India — 2.6%
India Government Bond:
7.10%, 4/18/29	INR	1,929,150	$ 23,361,248
7.26%, 2/6/33	INR	693,050	8,501,457
			$ 31,862,705
Indonesia — 8.0%
Indonesia Government Bond:
6.375%, 4/15/32	IDR	46,500,000	$ 3,093,699
6.50%, 2/15/31	IDR	335,135,000	22,386,262
7.00%, 2/15/33	IDR	61,564,000	4,300,254
7.125%, 6/15/42	IDR	46,307,000	3,244,407
7.125%, 6/15/43	IDR	259,649,000	18,427,503
7.375%, 5/15/48	IDR	16,622,000	1,177,208
7.50%, 8/15/32	IDR	70,753,000	5,057,291
7.50%, 5/15/38	IDR	232,589,000	16,829,850
7.50%, 4/15/40	IDR	45,427,000	3,255,712
8.25%, 6/15/32	IDR	11,609,000	868,489
8.25%, 5/15/36	IDR	242,576,000	18,538,083
8.375%, 4/15/39	IDR	22,764,000	1,774,551
9.50%, 5/15/41	IDR	5,702,000	489,589
			$ 99,442,898
Ivory Coast — 0.2%
Ivory Coast Government International Bond, 5.125%, 6/15/25(1)	EUR	1,726	$ 1,896,580
			$ 1,896,580
Jordan — 0.4%
Kingdom of Jordan, 4.95%, 7/7/25(1)	USD	4,503	$ 4,398,148
			$ 4,398,148
Malaysia — 5.7%
Malaysia Government Bond:
3.582%, 7/15/32	MYR	45,072	$ 9,771,317
3.733%, 6/15/28	MYR	7,900	1,758,346
3.757%, 5/22/40	MYR	17,415	3,710,497
3.828%, 7/5/34	MYR	130,100	28,544,032

Emerging Markets Local Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Malaysia (continued)
Malaysia Government Bond: (continued)
4.065%, 6/15/50	MYR	25,800	$ 5,549,804
4.254%, 5/31/35	MYR	27,750	6,323,349
4.642%, 11/7/33	MYR	25,940	6,143,536
4.696%, 10/15/42	MYR	36,069	8,606,172
			$ 70,407,053
Mexico — 9.3%
Mexican Bonos:
7.50%, 6/3/27	MXN	148,017	$ 8,349,171
7.75%, 5/29/31	MXN	149,400	8,381,478
7.75%, 11/13/42	MXN	230,000	12,268,361
8.50%, 5/31/29	MXN	178,520	10,501,076
8.50%, 11/18/38	MXN	410,469	23,778,505
10.00%, 11/20/36	MXN	22,074	1,444,044
Mexican Udibonos, 4.00%, 11/30/28	MXN	863,444	50,011,334
			$114,733,969
North Macedonia — 0.1%
North Macedonia Government International Bond:
2.75%, 1/18/25(1)	EUR	913	$ 968,210
3.675%, 6/3/26(1)	EUR	600	623,448
			$ 1,591,658
Oman — 0.3%
Oman Government International Bond, 4.875%, 2/1/25(1)	USD	3,173	$ 3,129,451
			$ 3,129,451
Panama — 0.1%
Panama Bonos del Tesoro, 6.375%, 7/25/33(1)(2)	USD	751	$ 745,743
			$ 745,743
Paraguay — 0.2%
Republic of Paraguay, 5.00%, 4/15/26(1)	USD	2,174	$ 2,143,682
			$ 2,143,682
Peru — 3.0%
Peru Government Bond:
5.35%, 8/12/40	PEN	3,440	$ 815,694
5.40%, 8/12/34	PEN	7,309	1,818,885
5.94%, 2/12/29	PEN	4,380	1,201,803
6.15%, 8/12/32	PEN	14,184	3,811,310
6.714%, 2/12/55	PEN	4,100	1,120,624
Security	Principal Amount (000's omitted)		Value
Peru (continued)
Peru Government Bond: (continued)
6.85%, 2/12/42	PEN	19,284	$ 5,356,132
6.90%, 8/12/37	PEN	8,763	2,449,872
6.95%, 8/12/31	PEN	29,023	8,266,548
7.30%, 8/12/33(1)(2)	PEN	40,795	11,780,093
			$ 36,620,961
Romania — 4.5%
Romania Government International Bond:
2.75%, 2/26/26(1)	EUR	2,755	$ 2,898,944
3.624%, 5/26/30(1)	EUR	2,755	2,718,445
Romanian Government Bond:
2.50%, 10/25/27	RON	70,650	13,552,192
3.25%, 6/24/26	RON	57,650	11,857,155
4.15%, 1/26/28	RON	48,045	9,814,996
4.25%, 4/28/36	RON	13,630	2,455,034
4.85%, 4/22/26	RON	32,030	6,878,092
5.80%, 7/26/27	RON	16,020	3,490,813
8.75%, 10/30/28	RON	6,025	1,477,936
			$ 55,143,607
Serbia — 3.8%
Serbia Treasury Bond:
4.50%, 1/11/26	RSD	1,114,580	$ 10,341,006
4.50%, 8/20/32	RSD	3,298,130	27,698,474
5.875%, 2/8/28	RSD	970,810	9,405,661
			$ 47,445,141
Seychelles — 0.0%(3)
Republic of Seychelles, 8.00%, 1/1/26(1)	USD	491	$ 494,099
			$ 494,099
South Africa — 13.7%
Republic of South Africa:
8.00%, 1/31/30	ZAR	253,800	$ 12,737,010
8.25%, 3/31/32	ZAR	181,004	8,654,100
8.50%, 1/31/37	ZAR	369,200	16,048,205
8.75%, 1/31/44	ZAR	408,487	16,997,308
8.75%, 2/28/48	ZAR	231,000	9,542,252
9.00%, 1/31/40	ZAR	334,480	14,612,664
10.50%, 12/21/26	ZAR	831,768	48,666,592
10.50%, 12/21/26	ZAR	710,195	41,553,353
			$168,811,484

Emerging Markets Local Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Suriname — 0.7%
Republic of Suriname:
9.25%, 10/26/26(1)(6)	USD	8,268	$ 6,916,182
12.875%, 12/30/23(1)(6)	USD	1,698	1,437,357
12.875%, 12/30/23(2)(6)	USD	1,055	893,057
			$ 9,246,596
Thailand — 4.7%
Thailand Government Bond:
1.585%, 12/17/35	THB	528,144	$ 13,648,570
1.60%, 12/17/29	THB	200,000	5,545,884
3.30%, 6/17/38	THB	594,751	18,338,866
3.40%, 6/17/36	THB	205,000	6,357,278
3.65%, 6/20/31	THB	264,884	8,347,817
4.875%, 6/22/29	THB	183,489	6,071,343
			$ 58,309,758
Ukraine — 0.9%
Ukraine Government Bond:
9.79%, 5/26/27	UAH	207,954	$ 3,078,727
9.99%, 5/22/24	UAH	51,391	1,023,670
10.00%, 8/23/23	UAH	23,090	512,766
10.95%, 11/1/23	UAH	31,964	701,229
11.67%, 11/22/23	UAH	118,929	2,609,075
12.70%, 10/30/24	UAH	160,301	2,998,901
			$ 10,924,368
United Arab Emirates — 0.2%
Sharjah Sukuk, Ltd., 3.764%, 9/17/24(1)	USD	2,747	$ 2,691,195
			$ 2,691,195
Uruguay — 2.1%
Uruguay Government Bond:
3.875%, 7/2/40(7)	UYU	518,350	$ 14,939,535
9.75%, 7/20/33	UYU	350,961	9,824,326
Uruguay Monetary Regulation Bill, 0.00%, 7/3/24	UYU	38,225	935,684
			$ 25,699,545
Uzbekistan — 0.4%
Republic of Uzbekistan:
4.75%, 2/20/24(1)	USD	3,100	$ 3,077,007
14.00%, 7/19/24(1)	UZS	10,590,000	898,642
14.50%, 11/25/23(1)	UZS	11,470,000	991,407
			$ 4,967,056
Security	Principal Amount (000's omitted)		Value
Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(1)	USD	3,124	$ 3,063,888
			$ 3,063,888
Zambia — 0.5%
Zambia Government Bond:
11.00%, 1/25/26	ZMW	100,560	$ 4,507,800
11.00%, 6/28/26	ZMW	4,262	178,371
11.00%, 12/27/26	ZMW	21,670	862,881
12.00%, 6/28/28	ZMW	14,500	515,124
12.00%, 8/30/28	ZMW	1,500	52,728
12.00%, 11/29/28	ZMW	4,500	155,274
13.00%, 1/25/31	ZMW	7,100	235,784
			$ 6,507,962
Total Sovereign Government Bonds (identified cost $1,005,754,444)			$934,302,419

Short-Term Investments — 12.8%
Affiliated Fund — 9.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(8)	118,999,505	$118,999,505
Total Affiliated Fund (identified cost $118,999,505)		$118,999,505

Sovereign Government Securities — 0.8%
Security	Principal Amount (000's omitted)		Value
Sri Lanka — 0.8%
Sri Lanka Treasury Bill:
0.00%, 8/11/23	LKR	300,000	$ 930,999
0.00%, 8/11/23	LKR	1,200,000	3,723,995
0.00%, 9/8/23	LKR	202,000	618,091
0.00%, 9/15/23	LKR	139,000	423,762
0.00%, 10/13/23	LKR	483,000	1,450,239
0.00%, 11/17/23	LKR	446,000	1,315,518
0.00%, 11/24/23	LKR	97,000	285,242

Emerging Markets Local Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Treasury Bill: (continued)
0.00%, 12/8/23	LKR	101,000	$ 295,263
Total Sovereign Government Securities (identified cost $9,251,881)			$ 9,043,109

U.S. Treasury Obligations — 2.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill:
0.00%, 10/12/23(9)	$20,000	$ 19,789,300
0.00%, 10/26/23(9)	10,000	9,874,398
Total U.S. Treasury Obligations (identified cost $29,668,142)		$ 29,663,698
Total Short-Term Investments (identified cost $157,919,528)		$157,706,312

Total Purchased Options — 0.3% (identified cost $3,123,897)	$ 3,743,075
Total Investments — 93.1% (identified cost $1,218,132,469)	$1,150,745,706
Total Written Options — (0.0)%(3) (premiums received $180,858)	$ (117,730)
Other Assets, Less Liabilities — 6.9%	$ 85,270,723
Net Assets — 100.0%	$1,235,898,699

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2023, the aggregate value of these securities is $158,889,231 or 12.9% of the Portfolio's net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $78,017,608 or 6.3% of the Portfolio's net assets.
(3)	Amount is less than 0.05% or (0.05)%, as applicable.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.
(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.3%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call BRL vs. Put USD	Goldman Sachs International	USD	25,890,000	BRL	4.93	1/22/24	$1,203,108
Call BRL vs. Put USD	UBS AG	USD	3,090,000	BRL	4.90	1/23/24	132,740
Call BRL vs. Put USD	UBS AG	USD	19,820,000	BRL	4.91	1/23/24	876,064
Call BRL vs. Put USD (Digital Option)	Bank of America, N.A.	USD	4,937,000	BRL	4.50	10/27/23	685,344
Call USD vs. Put CNH	Barclays Bank PLC	USD	25,800,000	CNH	7.00	1/18/24	461,356
Call USD vs. Put CNH	Goldman Sachs International	USD	21,500,000	CNH	7.00	1/18/24	384,463
Total							$3,743,075

Emerging Markets Local Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Barclays Bank PLC	USD	25,800,000	CNH	7.50	1/18/24	$ (64,216)
Call USD vs. Put CNH	Goldman Sachs International	USD	21,500,000	CNH	7.50	1/18/24	(53,514)
Total							$(117,730)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	209,440,006	USD	40,649,808	8/2/23	$ 3,640,968
BRL	112,061,000	USD	21,689,925	8/2/23	2,007,881
BRL	12,200,000	USD	2,440,322	8/2/23	139,641
BRL	25,562,204	USD	5,411,135	8/2/23	(5,435)
BRL	27,632,802	USD	5,857,274	8/2/23	(13,699)
USD	35,664,569	BRL	168,254,380	8/2/23	83,415
USD	32,948,058	BRL	155,646,626	8/2/23	33,096
USD	2,035,898	BRL	9,800,000	8/2/23	(36,531)
USD	10,324,516	BRL	53,195,005	8/2/23	(924,758)
IDR	34,226,600,000	USD	2,266,812	8/4/23	2,636
IDR	49,773,400,000	USD	3,311,405	8/4/23	(11,102)
USD	5,699,552	IDR	84,000,000,000	8/4/23	129,801
BRL	50,274,354	USD	10,034,000	8/9/23	583,043
USD	10,034,000	BRL	50,124,847	8/9/23	(551,470)
BRL	178,967,000	USD	36,923,251	9/5/23	697,383
BRL	43,166,011	USD	8,929,852	9/5/23	144,071
BRL	7,070,000	USD	1,477,457	9/5/23	8,727
BRL	155,646,627	USD	32,746,684	9/5/23	(28,223)
BRL	168,254,380	USD	35,447,422	9/5/23	(78,687)
USD	5,821,611	BRL	27,632,802	9/5/23	12,923
USD	5,378,063	BRL	25,562,204	9/5/23	4,635
BRL	24,041,694	USD	4,482,648	9/11/23	566,508
USD	15,070,000	BRL	73,372,213	9/11/23	(339,385)
BRL	511,000	USD	105,186	9/20/23	1,984
CLP	25,800,766,480	USD	31,929,666	9/20/23	(1,335,489)
COP	227,944,445,850	USD	53,335,934	9/20/23	4,001,770
COP	27,909,000,000	USD	6,539,266	9/20/23	481,032
COP	8,164,300,000	USD	1,825,240	9/20/23	228,428
COP	7,713,600,000	USD	1,727,961	9/20/23	212,337
COP	5,135,830,000	USD	1,149,727	9/20/23	142,152
COP	4,691,700,000	USD	1,053,486	9/20/23	126,676
COP	11,510,000,000	USD	2,864,110	9/20/23	31,143
COP	6,570,000	USD	1,471	9/20/23	182

Emerging Markets Local Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	201,726,386	USD	221,145,873	9/20/23	$ 1,180,677
EUR	8,992,516	USD	9,691,432	9/20/23	219,393
EUR	10,518,605	USD	11,531,194	9/20/23	61,564
EUR	1,300,000	USD	1,401,039	9/20/23	31,717
EUR	5,389,535	USD	5,908,367	9/20/23	31,544
EUR	2,829,091	USD	3,101,438	9/20/23	16,558
EUR	1,163,362	USD	1,275,355	9/20/23	6,809
IDR	42,600,000,000	USD	2,832,880	9/20/23	(13,744)
KRW	1,551,000,000	USD	1,192,675	9/20/23	24,518
KRW	839,000,000	USD	646,349	9/20/23	12,081
KRW	1,260,000,000	USD	988,013	9/20/23	809
KRW	2,054,000,000	USD	1,627,253	9/20/23	(15,316)
KRW	4,601,400,000	USD	3,628,149	9/20/23	(17,065)
KRW	53,763,400,000	USD	42,391,800	9/20/23	(199,387)
PEN	50,488,218	USD	13,725,219	9/20/23	234,571
PEN	17,171,900	USD	4,704,759	9/20/23	43,203
PEN	4,370,000	USD	1,189,974	9/20/23	18,314
PEN	1,547,000	USD	423,638	9/20/23	4,101
PEN	449,210	USD	122,118	9/20/23	2,087
PEN	34,109,000	USD	9,556,216	9/20/23	(125,214)
USD	4,551,693	CLP	3,723,740,000	9/20/23	136,136
USD	3,641,355	CLP	3,036,890,000	9/20/23	40,255
USD	3,822,846	CLP	3,194,370,000	9/20/23	35,008
USD	176,960	COP	758,700,000	9/20/23	(13,886)
USD	304,981	COP	1,293,302,166	9/20/23	(20,339)
USD	1,829,088	COP	7,841,300,000	9/20/23	(143,332)
USD	2,640,461	COP	11,197,140,625	9/20/23	(176,095)
USD	4,311,418	COP	18,283,000,000	9/20/23	(287,532)
USD	7,560,213	COP	32,535,000,000	9/20/23	(623,720)
USD	771,088	EUR	703,376	9/20/23	(4,117)
USD	754,056	EUR	689,582	9/20/23	(5,946)
USD	1,258,889	EUR	1,148,342	9/20/23	(6,721)
USD	1,976,658	EUR	1,803,082	9/20/23	(10,553)
USD	2,140,334	EUR	1,970,744	9/20/23	(31,661)
USD	6,033,814	EUR	5,503,967	9/20/23	(32,214)
USD	7,255,283	EUR	6,618,174	9/20/23	(38,735)
USD	9,023,193	EUR	8,230,839	9/20/23	(48,174)
USD	44,179,449	EUR	40,299,918	9/20/23	(235,870)
USD	11,308,276	EUR	10,492,758	9/20/23	(255,995)
USD	51,999,348	EUR	47,433,128	9/20/23	(277,620)
USD	59,498,503	EUR	54,273,760	9/20/23	(317,657)
USD	831,483	INR	68,540,000	9/20/23	(762)
USD	4,889,687	PEN	17,708,000	9/20/23	(6,505)
USD	1,788,126	PEN	6,554,734	9/20/23	(24,232)

Emerging Markets Local Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,767,745	PEN	6,500,000	9/20/23	$ (29,479)
USD	4,727,303	PEN	17,292,000	9/20/23	(53,866)
USD	3,262,643	PEN	12,000,000	9/20/23	(55,309)
USD	4,450,744	PEN	16,315,092	9/20/23	(60,314)
USD	4,077,749	PEN	15,000,000	9/20/23	(69,691)
USD	4,487,354	PEN	16,500,000	9/20/23	(74,830)
USD	8,428,494	PEN	31,000,000	9/20/23	(142,882)
USD	10,602,148	PEN	39,000,000	9/20/23	(181,196)
IDR	37,264,000,000	USD	2,475,216	10/18/23	(10,906)
IDR	464,902,062,139	USD	30,974,886	10/18/23	(230,393)
IDR	743,764,000,000	USD	49,560,478	10/18/23	(374,533)
USD	11,843,782	IDR	177,742,000,000	10/18/23	89,504
USD	7,402,413	IDR	111,102,814,013	10/18/23	55,059
USD	4,182,659	IDR	62,770,000,000	10/18/23	31,609
USD	2,614,196	IDR	39,236,467,462	10/18/23	19,445
USD	3,422,946	IDR	51,524,792,000	10/18/23	15,554
USD	2,261,570	IDR	34,226,600,000	10/18/23	(1,873)
					$8,048,505
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UZS	17,164,000,000	USD	1,400,000	ICBC Standard Bank plc	8/1/23	$ 85,830	$ —
UZS	13,021,113,284	USD	1,099,060	ICBC Standard Bank plc	8/1/23	28,135	—
EUR	1,300,000	USD	1,434,455	Bank of America, N.A.	8/4/23	—	(4,969)
CNH	372,203,617	USD	54,163,446	Citibank, N.A.	8/8/23	—	(2,058,274)
CNH	661,171,267	USD	96,214,310	Citibank, N.A.	8/8/23	—	(3,656,256)
CNH	22,000,000	USD	3,126,266	Standard Chartered Bank	8/8/23	—	(46,463)
TRY	65,310,000	USD	2,569,742	Standard Chartered Bank	8/8/23	—	(154,101)
TRY	105,000,000	USD	4,099,961	Standard Chartered Bank	8/8/23	—	(216,294)
USD	49,898,501	CNH	342,895,515	Citibank, N.A.	8/8/23	1,896,201	—
USD	30,008,212	CNH	206,212,234	Citibank, N.A.	8/8/23	1,140,347	—
USD	7,204,204	CNH	49,506,280	Citibank, N.A.	8/8/23	273,768	—
BRL	102,578,580	USD	21,240,000	Goldman Sachs International	8/9/23	422,759	—
USD	21,240,000	BRL	102,769,740	Goldman Sachs International	8/9/23	—	(463,129)
MYR	81,600,000	USD	18,507,598	Credit Agricole Corporate Investment Bank	8/15/23	—	(393,178)
MYR	10,400,000	USD	2,269,256	Goldman Sachs International	8/15/23	39,445	—
MYR	23,286,000	USD	5,278,477	Goldman Sachs International	8/15/23	—	(109,207)
USD	8,838,059	MYR	38,967,000	Credit Agricole Corporate Investment Bank	8/15/23	187,757	—
USD	14,404,648	MYR	66,319,000	Goldman Sachs International	8/15/23	—	(317,536)
UZS	6,486,772,753	USD	547,867	ICBC Standard Bank plc	8/15/23	10,251	—
ILS	33,696,809	USD	9,103,555	HSBC Bank USA, N.A.	8/24/23	68,787	—

Emerging Markets Local Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ILS	34,178,191	USD	9,232,284	UBS AG	8/24/23	$ 71,091	$ —
ILS	42,311,688	USD	11,428,793	BNP Paribas	8/28/23	90,200	—
ILS	40,352,814	USD	10,869,284	Citibank, N.A.	8/28/23	116,422	—
ILS	7,835,498	USD	2,107,283	Goldman Sachs International	8/28/23	25,864	—
MYR	77,550,000	USD	16,882,551	Barclays Bank PLC	8/30/23	351,796	—
MYR	34,500,000	USD	7,526,999	Goldman Sachs International	8/30/23	140,119	—
UZS	7,831,695,000	USD	679,540	ICBC Standard Bank plc	9/5/23	—	(9,302)
BRL	73,335,141	USD	15,070,000	Citibank, N.A.	9/11/23	331,599	—
USD	4,485,391	BRL	24,041,694	Citibank, N.A.	9/11/23	—	(563,765)
UZS	23,245,176,604	USD	2,008,223	ICBC Standard Bank plc	9/15/23	—	(19,980)
USD	6,010,405	ZAR	113,600,000	JPMorgan Chase Bank, N.A.	9/18/23	—	(314,730)
USD	16,923,054	ZAR	310,707,272	UBS AG	9/18/23	—	(376,819)
USD	50,101,384	ZAR	919,861,407	UBS AG	9/18/23	—	(1,115,588)
ZAR	666,759,136	USD	36,315,857	UBS AG	9/18/23	808,631	—
CNH	43,110,000	USD	6,002,042	HSBC Bank USA, N.A.	9/20/23	56,051	—
CZK	93,900,000	EUR	4,276,862	Citibank, N.A.	9/20/23	8,776	—
CZK	370,000,000	EUR	16,781,035	Goldman Sachs International	9/20/23	—	(40,179)
CZK	740,651,500	EUR	33,591,618	Goldman Sachs International	9/20/23	—	(81,839)
CZK	740,000,000	EUR	33,562,069	UBS AG	9/20/23	—	(72,559)
EUR	3,124,287	CZK	3,438,901	Citibank, N.A.	9/20/23	—	(1,708)
EUR	16,154,770	CZK	17,359,913	Goldman Sachs International	9/20/23	42,726	—
EUR	8,146,388	CZK	8,754,106	Goldman Sachs International	9/20/23	21,175	—
EUR	3,065,288	CZK	3,331,661	HSBC Bank USA, N.A.	9/20/23	12,393	—
EUR	16,121,979	CZK	17,324,675	UBS AG	9/20/23	37,848	—
EUR	22,320,762	HUF	24,060,661	UBS AG	9/20/23	815,319	—
EUR	2,069,561	RON	2,253,339	Goldman Sachs International	9/20/23	—	(11,599)
EUR	43,242,120	RON	46,249,593	Goldman Sachs International	9/20/23	—	(393,334)
HUF	835,502,093	EUR	2,360,544	Goldman Sachs International	9/20/23	12,213	—
HUF	824,694,589	EUR	2,330,010	Goldman Sachs International	9/20/23	3,627	—
HUF	668,401,674	EUR	1,949,895	Goldman Sachs International	9/20/23	—	(25,324)
HUF	1,931,900,000	EUR	5,654,031	Goldman Sachs International	9/20/23	—	(128,181)
HUF	2,172,305,441	EUR	6,363,115	Goldman Sachs International	9/20/23	—	(142,991)
HUF	664,558,365	EUR	1,938,683	Standard Chartered Bank	9/20/23	—	(24,696)
HUF	2,118,926,986	EUR	6,234,690	Standard Chartered Bank	9/20/23	—	(188,190)
HUF	690,000,000	EUR	2,006,554	UBS AG	9/20/23	—	(23,105)
HUF	16,602,173,842	EUR	48,466,651	UBS AG	9/20/23	—	(1,598,613)
MXN	23,050,000	USD	1,352,942	Citibank, N.A.	9/20/23	11,475	—
MXN	64,320,967	USD	3,670,800	Goldman Sachs International	9/20/23	136,601	—
MXN	2,049,267,180	USD	116,159,756	Standard Chartered Bank	9/20/23	5,144,116	—
MYR	108,701,000	USD	23,706,668	Barclays Bank PLC	9/20/23	482,856	—
MYR	2,680,000	USD	582,039	Barclays Bank PLC	9/20/23	14,348	—
MYR	89,099,772	USD	19,415,945	Goldman Sachs International	9/20/23	411,665	—
MYR	33,620,000	USD	7,339,810	State Street Bank and Trust Company	9/20/23	141,738	—
PLN	141,019,920	EUR	34,140,299	BNP Paribas	9/20/23	488,787	—
PLN	14,000,000	EUR	3,450,400	BNP Paribas	9/20/23	48,751	—

Emerging Markets Local Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PLN	6,447,277	EUR	1,560,857	BNP Paribas	9/20/23	$ 22,347	$ —
PLN	2,600,000	EUR	629,449	BNP Paribas	9/20/23	9,012	—
PLN	141,000,000	EUR	34,120,195	HSBC Bank USA, N.A.	9/20/23	490,416	—
PLN	71,000,000	EUR	17,188,786	HSBC Bank USA, N.A.	9/20/23	249,394	—
PLN	6,430,000	EUR	1,555,978	HSBC Bank USA, N.A.	9/20/23	22,364	—
PLN	3,245,000	EUR	785,600	HSBC Bank USA, N.A.	9/20/23	11,398	—
PLN	2,600,000	EUR	629,167	HSBC Bank USA, N.A.	9/20/23	9,043	—
PLN	1,300,000	EUR	314,724	HSBC Bank USA, N.A.	9/20/23	4,566	—
PLN	8,500,000	EUR	2,120,044	UBS AG	9/20/23	10,792	—
RON	192,871,000	EUR	41,593,022	Goldman Sachs International	9/20/23	351,395	—
RON	5,000,000	EUR	1,105,033	UBS AG	9/20/23	8,538	—
THB	2,164,952,124	USD	62,759,512	Standard Chartered Bank	9/20/23	777,981	—
THB	736,500,000	USD	21,417,604	Standard Chartered Bank	9/20/23	197,360	—
THB	48,300,000	USD	1,397,873	Standard Chartered Bank	9/20/23	19,646	—
USD	2,321,449	CNH	16,600,000	HSBC Bank USA, N.A.	9/20/23	—	(11,290)
USD	3,053,829	MXN	52,950,336	Citibank, N.A.	9/20/23	—	(80,502)
USD	549,831	MXN	9,700,000	Standard Chartered Bank	9/20/23	—	(24,349)
USD	21,636,114	MXN	381,700,000	Standard Chartered Bank	9/20/23	—	(958,152)
USD	27,528,895	MXN	485,659,252	Standard Chartered Bank	9/20/23	—	(1,219,113)
USD	327,134	MXN	5,791,654	UBS AG	9/20/23	—	(15,695)
USD	338,414	MXN	6,000,000	UBS AG	9/20/23	—	(16,749)
USD	13,321,873	MXN	235,853,100	UBS AG	9/20/23	—	(639,164)
USD	12,916,132	MXN	229,000,000	UBS AG	9/20/23	—	(639,244)
USD	16,413,076	MXN	291,000,000	UBS AG	9/20/23	—	(812,314)
USD	16,965,739	MXN	300,364,838	UBS AG	9/20/23	—	(813,991)
USD	8,150,264	MYR	37,371,000	Barclays Bank PLC	9/20/23	—	(166,004)
USD	17,082,686	MYR	78,392,447	Goldman Sachs International	9/20/23	—	(362,194)
USD	22,560,341	THB	778,241,524	Standard Chartered Bank	9/20/23	—	(279,663)
USD	371,605	UYU	14,474,000	Citibank, N.A.	9/20/23	—	(13,217)
USD	3,287,336	UYU	127,976,000	Citibank, N.A.	9/20/23	—	(115,175)
USD	3,034,433	ZAR	57,000,000	Barclays Bank PLC	9/20/23	—	(138,696)
USD	8,251,528	ZAR	155,000,000	Barclays Bank PLC	9/20/23	—	(377,156)
USD	29,119,908	ZAR	547,000,000	Barclays Bank PLC	9/20/23	—	(1,330,994)
USD	3,027,888	ZAR	57,000,000	Citibank, N.A.	9/20/23	—	(145,240)
USD	8,198,702	ZAR	154,340,568	Citibank, N.A.	9/20/23	—	(393,271)
USD	29,231,438	ZAR	550,281,827	Citibank, N.A.	9/20/23	—	(1,402,160)
USD	3,026,361	ZAR	57,000,000	HSBC Bank USA, N.A.	9/20/23	—	(146,768)
USD	8,229,579	ZAR	155,000,000	HSBC Bank USA, N.A.	9/20/23	—	(399,105)
USD	29,042,449	ZAR	547,000,000	HSBC Bank USA, N.A.	9/20/23	—	(1,408,454)
USD	289,205	ZMW	5,986,547	Goldman Sachs International	9/20/23	—	(23,526)
ZAR	188,000,000	USD	10,008,305	Barclays Bank PLC	9/20/23	457,453	—
ZAR	189,918,276	USD	10,088,620	Citibank, N.A.	9/20/23	483,926	—
ZAR	252,339,889	USD	13,989,110	Goldman Sachs International	9/20/23	58,381	—
ZAR	188,000,000	USD	9,981,683	HSBC Bank USA, N.A.	9/20/23	484,076	—
UZS	6,864,495,463	USD	573,715	ICBC Standard Bank plc	10/13/23	9,944	—

Emerging Markets Local Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UZS	8,143,221,557	USD	648,862	JPMorgan Chase Bank, N.A.	10/24/23	$ 45,447	$ —
UZS	2,692,778,443	USD	216,810	JPMorgan Chase Bank, N.A.	11/7/23	9,961	—
UZS	11,828,431,118	USD	1,004,111	ICBC Standard Bank plc	11/27/23	—	(15,441)
HUF	438,538,871	EUR	1,249,672	BNP Paribas	1/11/24	18,720	—
HUF	396,963,223	EUR	1,121,540	UBS AG	1/11/24	11,150	—
HUF	1,336,803,348	EUR	3,809,390	UBS AG	1/11/24	6,135	—
HUF	2,149,534,827	EUR	6,071,712	Barclays Bank PLC	1/30/24	335,177	—
NGN	250,679,285	USD	294,917	JPMorgan Chase Bank, N.A.	6/20/24	—	(1,467)
NGN	1,316,619,858	USD	1,595,903	Societe Generale	6/21/24	—	(55,095)
NGN	684,364,061	USD	805,141	Standard Chartered Bank	6/24/24	—	(4,949)
NGN	704,894,982	USD	805,141	Standard Chartered Bank	6/26/24	18,575	—
NGN	664,421,370	USD	746,547	Standard Chartered Bank	7/3/24	28,289	—
NGN	715,710,229	USD	795,234	Societe Generale	7/8/24	38,199	—
						$18,169,152	$(24,561,047)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/11/23	COP	6,183,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	$ 1,583,830	$ (6,937)
8/11/23	COP	6,183,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,576,894	28,428
8/11/23	COP	4,122,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,051,262	5,864
8/11/23	COP	4,122,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,050,027	1,235
8/11/23	COP	18,000,000	Republic of Colombia, 7.25%, 10/18/34	Goldman Sachs International	4,590,666	253,607
8/25/23	COP	56,900,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	14,511,604	(219,822)
8/25/23	COP	8,773,900	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,237,669	6,462
8/25/23	COP	8,773,900	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,229,812	7,857
8/25/23	COP	48,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	12,241,775	(58,369)
8/25/23	COP	24,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	6,120,888	(17,457)
8/25/23	COP	67,000,000	Republic of Colombia, 7.75%, 9/18/30	Bank of America, N.A.	17,087,478	49,041
8/25/23	COP	73,500,000	Republic of Colombia, 10.00%, 7/24/24	Bank of America, N.A.	18,745,218	132,398

Emerging Markets Local Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts* (continued)
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
9/12/23	COP	18,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	$ 4,590,666	$ (37,882)
						$144,425
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(23)	Short	9/7/23	$(2,930,685)	$29,588
Euro-Bund	(15)	Short	9/7/23	(2,193,503)	27,213
U.S. 5-Year Treasury Note	(13)	Short	9/29/23	(1,388,664)	25,695
U.S. 10-Year Treasury Note	(8)	Short	9/20/23	(891,250)	5,750
					$88,246
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	195,900	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.66% (pays upon termination)	1/2/24	$ 180,864	$ —	$ 180,864
BRL	716,538	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.69% (pays upon termination)	1/2/24	703,605	—	703,605
BRL	27,758	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.07% (pays upon termination)	1/2/24	52,036	—	52,036
BRL	72,000	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.36% (pays upon termination)	1/2/25	2,455,283	—	2,455,283
BRL	78,730	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.60% (pays upon termination)	1/2/25	(3,944)	—	(3,944)
BRL	51,700	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.45% (pays upon termination)	1/2/25	89,014	—	89,014
BRL	57,316	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.48% (pays upon termination)	1/2/25	(56,006)	—	(56,006)

Emerging Markets Local Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	57,254	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.49% (pays upon termination)	1/2/25	$ (53,248)	$ —	$ (53,248)
BRL	37,730	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.51% (pays upon termination)	1/2/25	(31,536)	—	(31,536)
BRL	88,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.02% (pays upon termination)	1/4/27	(65,681)	—	(65,681)
BRL	34,300	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.44% (pays upon termination)	1/4/27	68,284	—	68,284
BRL	19,090	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.17% (pays upon termination)	1/2/29	685,625	—	685,625
BRL	15,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.07% (pays upon termination)	1/2/31	701,033	—	701,033
CLP	20,266,090	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	9.38% (pays semi-annually)	1/20/24	50,253	—	50,253
CLP	70,931,270	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	9.39% (pays semi-annually)	1/21/24	190,597	—	190,597
CLP	35,955,890	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	9.22% (pays semi-annually)	1/27/24	93,230	—	93,230
CLP	42,902,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	9.26% (pays semi-annually)	1/28/24	127,794	—	127,794
CLP	5,000,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.68% (pays semi-annually)	2/11/24	(369,657)	—	(369,657)
CLP	1,140,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.49% (pays semi-annually)	4/26/24	(70,658)	—	(70,658)
CLP	2,650,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.38% (pays semi-annually)	6/17/25	(287,775)	—	(287,775)
CLP	3,700,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.33% (pays semi-annually)	9/11/25	(558,213)	—	(558,213)
CLP	5,200,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	12/23/25	(632,333)	—	(632,333)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.59% (pays semi-annually)	1/27/26	(276,225)	—	(276,225)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.92% (pays semi-annually)	2/23/26	(380,971)	—	(380,971)
CLP	584,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(56,650)	—	(56,650)

Emerging Markets Local Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	416,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.57% (pays semi-annually)	12/21/27	$ (5,903)	$ —	$ (5,903)
CLP	4,504,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	(65,207)	—	(65,207)
CLP	2,000,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.68% (pays semi-annually)	12/21/27	(38,960)	—	(38,960)
CLP	1,674,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.69% (pays semi-annually)	12/21/27	(33,012)	—	(33,012)
CLP	2,327,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.72% (pays semi-annually)	12/21/27	(49,807)	—	(49,807)
CLP	2,662,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.74% (pays semi-annually)	12/21/27	(58,898)	—	(58,898)
CLP	794,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.02% (pays semi-annually)	3/18/29	(73,267)	—	(73,267)
CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(271,635)	—	(271,635)
CLP	1,759,504	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.18% (pays semi-annually)	7/2/31	(128,225)	—	(128,225)
CLP	4,871,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.22% (pays semi-annually)	7/12/31	(330,021)	—	(330,021)
CNY	507,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	(24,998)	—	(24,998)
CNY	92,600	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	(1,837)	—	(1,837)
CNY	215,650	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/21/27	75,062	—	75,062
CNY	74,572	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.85% (pays quarterly)	3/15/28	198,139	—	198,139
CNY	22,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.82% (pays quarterly)	6/21/28	52,649	—	52,649
CNY	41,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/21/28	112,281	—	112,281
CNY	18,990	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.41% (pays quarterly)	9/20/28	(10,399)	—	(10,399)
CNY	51,620	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	9/20/28	(7,723)	—	(7,723)

Emerging Markets Local Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	79,800	Receives	7-day China Fixing Repo Rates (pays quarterly)	2.49% (pays quarterly)	9/20/28	$ 506	$ —	$ 506
CNY	62,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.49% (pays quarterly)	9/20/28	796	—	796
COP	6,031,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	175,678	—	175,678
COP	6,488,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	167,622	—	167,622
COP	5,979,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	141,431	—	141,431
COP	20,568,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(376,297)	—	(376,297)
COP	3,792,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	(10,522)	—	(10,522)
COP	31,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.93% (pays quarterly)	12/21/27	(1,134,645)	—	(1,134,645)
COP	38,668,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.26% (pays quarterly)	6/21/28	(509,854)	—	(509,854)
COP	18,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.71% (pays quarterly)	9/20/28	(11,828)	—	(11,828)
COP	5,908,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.58% (pays quarterly)	3/15/33	(170,772)	—	(170,772)
COP	5,766,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.67% (pays quarterly)	3/15/33	(175,340)	—	(175,340)
CZK	200,800	Pays	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/6/25	(830,239)	—	(830,239)
CZK	258,400	Receives	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	3/17/25	1,064,049	—	1,064,049
CZK	300,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.46% (pays annually)	3/15/26	(1,484,118)	—	(1,484,118)
CZK	147,500	Pays	6-month CZK PRIBOR (pays semi-annually)	1.74% (pays annually)	5/6/26	(634,725)	—	(634,725)
CZK	110,000	Pays	6-month CZK PRIBOR (pays semi-annually)	5.39% (pays annually)	3/15/28	192,861	—	192,861
CZK	53,900	Pays	6-month CZK PRIBOR (pays semi-annually)	4.61% (pays annually)	6/21/28	31,313	—	31,313
CZK	51,941	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	8,287	—	8,287
CZK	103,882	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	22,142	—	22,142
CZK	156,178	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	37,655	—	37,655

Emerging Markets Local Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
HUF	480,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.79% (pays annually)	8/6/24	$ (238,374)	$ —	$ (238,374)
HUF	3,500,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.71% (pays annually)	11/22/24	(1,529,509)	—	(1,529,509)
HUF	6,619,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.30% (pays annually)	3/16/25	3,596,903	—	3,596,903
HUF	1,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.20% (pays annually)	11/4/25	(554,137)	—	(554,137)
HUF	2,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.06% (pays annually)	12/22/25	(1,037,374)	—	(1,037,374)
INR	196,800	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.50% (pays semi-annually)	9/20/25	(4,501)	—	(4,501)
INR	991,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.50% (pays semi-annually)	9/20/25	(22,671)	—	(22,671)
INR	1,153,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.50% (pays semi-annually)	9/20/25	(26,372)	—	(26,372)
INR	1,009,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.52% (pays semi-annually)	9/20/25	(18,610)	—	(18,610)
INR	621,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.52% (pays semi-annually)	9/20/25	(11,282)	—	(11,282)
INR	648,000	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.30% (pays semi-annually)	9/20/28	66,823	—	66,823
KRW	3,290,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.11% (pays quarterly)	6/21/28	(56,272)	—	(56,272)
KRW	3,303,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.57% (pays quarterly)	6/21/28	(1,790)	—	(1,790)
KRW	3,303,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.60% (pays quarterly)	6/21/28	2,419	—	2,419
KRW	3,417,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.61% (pays quarterly)	6/21/28	3,124	—	3,124
KRW	9,055,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.50% (pays quarterly)	9/20/28	21,442	—	21,442
KRW	11,700,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.07% (pays quarterly)	11/24/31	(1,007,799)	—	(1,007,799)
KRW	944,071	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.23% (pays quarterly)	6/21/33	(18,843)	—	(18,843)
KRW	2,086,473	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	6/21/33	(30,909)	—	(30,909)
KRW	1,055,244	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	6/21/33	(14,275)	—	(14,275)
KRW	658,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.35% (pays quarterly)	6/21/33	(7,743)	—	(7,743)

Emerging Markets Local Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	1,056,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.29% (pays quarterly)	9/20/33	$ (16,122)	$ —	$ (16,122)
KRW	766,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	(10,922)	—	(10,922)
KRW	191,712	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	(2,669)	—	(2,669)
KRW	1,021,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	9/20/33	(12,706)	—	(12,706)
KRW	1,021,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.34% (pays quarterly)	9/20/33	(12,163)	—	(12,163)
KRW	2,183,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	9/20/33	(16,825)	—	(16,825)
KRW	2,228,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.52% (pays quarterly)	9/20/33	46	—	46
KRW	4,502,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	11,436	—	11,436
KRW	2,073,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	5,405	—	5,405
KRW	1,773,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	5,100	—	5,100
KRW	2,101,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.59% (pays quarterly)	9/20/33	10,279	—	10,279
MXN	350,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.98% (pays monthly)	11/29/23	(200,170)	(530)	(200,700)
MXN	185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.13% (pays monthly)	2/2/24	(189,823)	—	(189,823)
MXN	600,760	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	981,751	—	981,751
MXN	166,961	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	271,049	—	271,049
MXN	408,300	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.35% (pays monthly)	3/14/24	654,877	—	654,877
MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(176,271)	—	(176,271)
MXN	224,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	6/27/24	(452,056)	—	(452,056)

Emerging Markets Local Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	130,204	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.66% (pays monthly)	11/7/24	$ 372,905	$ —	$ 372,905
MXN	391,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.65% (pays monthly)	2/6/25	(1,854,558)	—	(1,854,558)
MXN	144,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	3/11/25	372,261	—	372,261
MXN	222,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.71% (pays monthly)	12/12/25	(1,327,905)	—	(1,327,905)
MXN	111,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.07% (pays monthly)	4/28/26	(501,731)	—	(501,731)
MXN	165,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.11% (pays monthly)	6/8/26	(766,570)	—	(766,570)
MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(564,171)	—	(564,171)
MXN	160,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.54% (pays monthly)	9/4/26	(649,347)	—	(649,347)
MXN	270,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.19% (pays monthly)	2/18/28	381,925	—	381,925
MXN	23,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	4/17/28	9,809	—	9,809
MXN	131,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.73% (pays monthly)	4/17/28	61,933	—	61,933
MXN	94,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	8.41% (pays monthly)	7/14/28	16,819	—	16,819
PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.04% (pays annually)	1/31/24	(226,276)	—	(226,276)
PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	2/11/24	(182,476)	—	(182,476)
PLN	13,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.05% (pays annually)	2/28/24	(146,232)	—	(146,232)
PLN	15,522	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	3/13/24	(175,085)	—	(175,085)
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.00% (pays annually)	5/30/24	(191,948)	—	(191,948)
PLN	37,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.79% (pays annually)	7/5/24	(402,057)	—	(402,057)
PLN	27,850	Pays	6-month PLN WIBOR (pays semi-annually)	1.77% (pays annually)	8/6/24	(396,357)	—	(396,357)
PLN	12,200	Pays	6-month PLN WIBOR (pays semi-annually)	1.66% (pays annually)	10/2/24	(170,567)	—	(170,567)
PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	(113,459)	—	(113,459)

Emerging Markets Local Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	50,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.97% (pays annually)	1/20/25	$ (541,161)	$ —	$ (541,161)
PLN	37,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.44% (pays annually)	3/17/25	752,815	—	752,815
PLN	10,800	Pays	6-month PLN WIBOR (pays semi-annually)	0.48% (pays annually)	8/7/25	(310,914)	—	(310,914)
PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.69% (pays annually)	8/26/25	(297,437)	—	(297,437)
PLN	42,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	1/25/26	(1,022,403)	—	(1,022,403)
PLN	48,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.69% (pays annually)	9/20/26	1,189,024	—	1,189,024
PLN	102,370	Receives	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/8/26	2,044,858	—	2,044,858
PLN	13,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	3/3/27	(129,970)	—	(129,970)
PLN	99,138	Pays	6-month PLN WIBOR (pays semi-annually)	3.91% (pays annually)	3/3/27	(936,699)	—	(936,699)
PLN	21,250	Receives	6-month PLN WIBOR (pays semi-annually)	5.56% (pays annually)	12/21/27	(313,226)	—	(313,226)
PLN	24,350	Receives	6-month PLN WIBOR (pays semi-annually)	6.02% (pays annually)	12/21/27	(484,577)	—	(484,577)
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	(1,135,473)	—	(1,135,473)
PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.29% (pays annually)	3/15/28	106,330	—	106,330
PLN	23,000	Receives	6-month PLN WIBOR (pays semi-annually)	0.93% (pays annually)	5/8/30	1,275,413	—	1,275,413
PLN	18,500	Receives	6-month PLN WIBOR (pays semi-annually)	2.02% (pays annually)	5/26/31	811,299	—	811,299
PLN	26,700	Pays	6-month PLN WIBOR (pays semi-annually)	1.74% (pays annually)	7/2/31	(1,278,623)	—	(1,278,623)
PLN	20,500	Pays	6-month PLN WIBOR (pays semi-annually)	5.19% (pays annually)	9/21/32	299,026	—	299,026
PLN	14,240	Receives	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	12/21/32	(322,409)	—	(322,409)
PLN	16,260	Receives	6-month PLN WIBOR (pays semi-annually)	5.85% (pays annually)	12/21/32	(473,614)	—	(473,614)
PLN	46,000	Receives	6-month PLN WIBOR (pays semi-annually)	5.24% (pays annually)	6/21/33	(499,829)	—	(499,829)
THB	291,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.60% (pays semi-annually)	8/23/23	(66,041)	—	(66,041)
THB	291,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.24% (pays semi-annually)	8/23/23	142,905	—	142,905
THB	233,000	Receives	6-month THB Fixing Rate (pays semi-annually)	1.23% (pays semi-annually)	9/17/23	42,756	—	42,756
THB	233,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.24% (pays semi-annually)	9/17/23	(113,037)	—	(113,037)
THB	204,600	Pays	6-month THB Fixing Rate (pays semi-annually)	1.89% (pays semi-annually)	10/29/23	(55,783)	—	(55,783)

Emerging Markets Local Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	204,600	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.24% (pays semi-annually)	10/29/23	$ 92,225	$ —	$ 92,225
THB	200,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	11/4/23	(52,872)	—	(52,872)
THB	200,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.24% (pays semi-annually)	11/4/23	88,227	—	88,227
THB	120,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.01% (pays semi-annually)	11/18/23	(34,304)	—	(34,304)
THB	120,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.24% (pays semi-annually)	11/18/23	33,762	—	33,762
THB	175,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.94% (pays semi-annually)	11/25/23	(48,992)	—	(48,992)
THB	175,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.24% (pays semi-annually)	11/25/23	74,849	—	74,849
THB	175,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.29% (pays semi-annually)	11/25/24	(83,988)	—	(83,988)
THB	233,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	1.02% (pays semi-annually)	3/17/25	187,443	—	187,443
THB	291,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	0.90% (pays semi-annually)	2/23/26	(382,457)	—	(382,457)
THB	120,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.30% (pays semi-annually)	11/18/26	(117,354)	—	(117,354)
THB	155,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.45% (pays quarterly)	6/15/27	6,110	—	6,110
THB	93,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.96% (pays quarterly)	8/19/27	(52,423)	—	(52,423)
THB	204,600	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.72% (pays semi-annually)	10/29/31	(450,722)	—	(450,722)
THB	200,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.69% (pays semi-annually)	11/4/31	(453,263)	—	(453,263)
ZAR	55,027	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	2/14/25	(83,644)	—	(83,644)
ZAR	244,000	Receives	3-month ZAR JIBAR (pays quarterly)	7.04% (pays quarterly)	3/12/25	284,482	—	284,482
ZAR	65,700	Receives	3-month ZAR JIBAR (pays quarterly)	6.91% (pays quarterly)	3/13/25	84,739	—	84,739
ZAR	43,340	Pays	3-month ZAR JIBAR (pays quarterly)	5.41% (pays quarterly)	6/11/25	(128,386)	—	(128,386)
ZAR	50,000	Pays	3-month ZAR JIBAR (pays quarterly)	4.98% (pays quarterly)	8/24/25	(187,011)	47	(186,964)
ZAR	54,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.56% (pays quarterly)	2/19/26	(200,104)	108	(199,996)

Emerging Markets Local Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	$ 56,172	$ —	$ 56,172
ZAR	79,000	Pays	3-month ZAR JIBAR (pays quarterly)	5.96% (pays quarterly)	5/20/26	(259,931)	220	(259,711)
ZAR	132,000	Receives	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	10/18/26	329,361	(500)	328,861
ZAR	15,850	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	(48,341)	—	(48,341)
ZAR	37,710	Pays	3-month ZAR JIBAR (pays quarterly)	8.07% (pays quarterly)	9/21/27	(18,125)	—	(18,125)
ZAR	108,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.38% (pays quarterly)	5/4/32	(290,161)	677	(289,484)
Total						$(11,067,139)	$22	$(11,067,117)
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas SA	MYR	17,413	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	$ (98,719)
Citibank, N.A.	THB	250,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.22% (pays semi-annually)	10/25/23	12,856
Citibank, N.A.	THB	87,340	Pays	6-month THB Fixing Rate (pays semi-annually)	1.96% (pays semi-annually)	3/18/24	5,030
Deutsche Bank AG	THB	324,320	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	7,766
Goldman Sachs International	MYR	24,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/21/28	(28,357)
JPMorgan Chase Bank, N.A.	MYR	88,787	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(504,074)
Standard Chartered Bank	THB	650,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.14% (pays semi-annually)	8/20/23	51,527
Total							$(553,971)

Emerging Markets Local Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.31.V3)	$86	1.00% (pays quarterly)(1)	6/20/24	$(566)	$(2,342)	$(2,908)
Total				$(566)	$(2,342)	$(2,908)
*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PRIBOR	– Prague Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate
Currency Abbreviations:
AMD	– Armenian Dram
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
KRW	– South Korean Won
LKR	– Sri Lankan Rupee

MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
PEN	– Peruvian Sol
PLN	– Polish Zloty
RON	– Romanian Leu
RSD	– Serbian Dinar
THB	– Thai Baht
TRY	– Turkish Lira
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, cross-currency swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

Emerging Markets Local Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

At July 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At July 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $118,999,505, which represents 9.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$34,198,985	$879,067,113	$(794,266,593)	$ —	$ —	$118,999,505	$2,782,399	118,999,505
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$ —	$ 27,385,050	$ —	$ 27,385,050
Loan Participation Notes	—	—	27,608,850	27,608,850
Sovereign Government Bonds	—	934,302,419	—	934,302,419
Short-Term Investments:
Affiliated Fund	118,999,505	—	—	118,999,505
Sovereign Government Securities	—	9,043,109	—	9,043,109
U.S. Treasury Obligations	—	29,663,698	—	29,663,698
Purchased Currency Options	—	3,743,075	—	3,743,075
Total Investments	$118,999,505	$1,004,137,351	$27,608,850	$1,150,745,706
Forward Foreign Currency Exchange Contracts	$ —	$ 33,760,100	$ —	$ 33,760,100
Non-Deliverable Bond Forward Contracts	—	484,892	—	484,892
Futures Contracts	88,246	—	—	88,246
Swap Contracts	—	22,503,370	—	22,503,370
Total	$119,087,751	$1,060,885,713	$27,608,850	$1,207,582,314
Liability Description
Written Currency Options	$ —	$ (117,730)	$ —	$ (117,730)
Forward Foreign Currency Exchange Contracts	—	(32,103,490)	—	(32,103,490)

Emerging Markets Local Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Non-Deliverable Bond Forward Contracts	$ —	$ (340,467)	$ —	$ (340,467)
Swap Contracts	—	(34,125,046)	—	(34,125,046)
Total	$ —	$ (66,686,733)	$ —	$ (66,686,733)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Loan Participation Notes	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of October 31, 2022	$29,380,678	$39,170,230	$2,887,584	$71,438,492
Realized gains (losses)	(3,219,071)	—	—	(3,219,071)
Change in net unrealized appreciation (depreciation)	2,913,860	—	—	2,913,860
Cost of purchases	20,217,220	—	—	20,217,220
Proceeds from sales, including return of capital	(21,726,478)	—	—	(21,726,478)
Accrued discount (premium)	42,641	—	—	42,641
Transfers to Level 3	—	—	—	—
Transfers from Level 3(1)	—	(39,170,230)	(2,887,584)	(42,057,814)
Balance as of July 31, 2023	$ 27,608,850	$ —	$ —	$ 27,608,850
Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2023	$ 1,089,945	$ —	$ —	$ 1,089,945
(1)	Transferred from Level 3 based on the observability of valuation inputs resulting from new market activity.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2023:
Type of Investment	Fair Value as of July 31, 2023	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Loan Participation Notes	$27,608,850	Matrix Pricing	Ajdusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.92% - 8.32%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 6.67% based on relative principal amounts.
For additional information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.